Consolidated and Combined Statements of Financial Position (Parenthetical) $ in Millions	Dec. 31, 2017 USD ($) $ / shares shares
Common stock par value (in dollars per share) | $ / shares	$ 0.0001
Class A
Common stock par value (in dollars per share) | $ / shares	$ 0.0001
Common stock authorized (in shares)	2,000,000,000
Common stock issued (in shares)	422,000,000
Common stock outstanding (in shares)	422,000,000
Class B
Common stock par value (in dollars per share) | $ / shares	$ 0.0001
Common stock authorized (in shares)	1,250,000,000
Common stock issued (in shares)	707,000,000
Common stock outstanding (in shares)	707,000,000
Related party amount, due to related party | GE
Cash held on behalf of GE | $	$ 1,124
Cash | $	997
Cash and cash equivalents | $	$ 127